Assets and Liabilities - Financial Assets and Liabilities - Schedule of Inputs Used in Valuation of Call Option and Estimated Fair Value of Loan Agreement (Details) - Kreos Debt Facility
kr / shares in Units, kr in Thousands
	12 Months Ended
	Dec. 31, 2020 DKK (kr) yr kr / shares	Dec. 31, 2019 DKK (kr) yr kr / shares
Disclosure of Inputs Used in Valuation of Call Option and Estimated Fair Value [Line Items]
Fair value of call option | kr	kr 838	kr 1,595
Expected volatility (%)	54.00%	57.00%
Risk-free interest rate (%)	(0.61%)	(0.63%)
Expected life of awards (years) | yr	2.2	3.2
Share price (DKK) | kr / shares	kr 67.1	kr 72.4